STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITY

The following is a summary of the Company’s warrant activity:

		Weighted Average
	Warrants	Exercise Price
Outstanding – May 31, 2021	1,140,956,904	$0.002
Exercisable – May 31, 2021	1,140,956,904	$0.002
Granted	-	$-
Outstanding – November 30, 2021	1,140,956,904	$0.002
Exercisable – November 30, 2021	1,140,956,904	$0.002

The following is a summary of the Company’s warrant activity:

		Weighted Average
	Warrants	Exercise Price
Outstanding – May 31, 2020	-	$-
Exercisable – May 31, 2020	-	$-
Granted	1,140,956,904	$0.002
Outstanding – May 31, 2021	1,140,956,904	$0.002
Exercisable – May 31, 2021	1,140,956,904	$0.002

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.002	1,140,956,904	3.85	$0.002	1,140,956,904	$0.002

Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.002	1,140,956,904	4.36	$0.002	1,140,956,904	$0.002